Financial Assets and Financial Liabilities (Details) - Schedule of valuation of unlisted equity investment	12 Months Ended
Dec. 31, 2022
Financial Assets and Financial Liabilities (Details) - Schedule of valuation of unlisted equity investment [Line Items]
Significant unobservable inputs	Discount rate
Inputs	12.40%
Sensitivity of the input to fair value	5% decrease in the discount rate would increase the fair value by RMB 150,000.
Market approach [member]
Financial Assets and Financial Liabilities (Details) - Schedule of valuation of unlisted equity investment [Line Items]
Significant unobservable inputs	Discount for lack of marketability
Inputs	33.00%
Sensitivity of the input to fair value	5% decrease in the discount would increase the fair value by RMB 2,000.